UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Tax Exempt Bond Fund, Inc.	August 31, 2004 ( Unaudited)
Statement of Investments

Long-Term Municipal Investments--97.3%	Principal
	Amount ($)	Value ($)
California-87.2%

Anaheim Public Finance Authority, Tax Allocation Revenue
6.45%, 12/28/2018 (Insured; MBIA)	20,000,000	22,834,800

California:
Economic Recovery:
5.25%, 7/1/2013	30,000,000	33,921,600
5%, 7/1/2016	12,000,000	12,840,240
Various Purpose
5%, 12/1/2031	15,000,000	15,306,450

California Department of Veteran Affairs,
Home Purchase Revenue:
5.50%, 12/1/2019	9,905,000	10,502,965
5.20%, 12/1/2028	10,000,000	10,029,900

California Department of Water Resources,
Power Supply Revenue:
3.50%, 5/1/2007 (Insured; MBIA)	10,160,000	10,573,817
5.875%, 5/1/2016	10,000,000	11,400,200
5.375%, 5/1/2018 (Insured; AMBAC)	23,085,000	25,452,828

California Health Facilities Financing Authority,
Revenue:
(Cedars-Sinai Medical Center)
6.125%, 12/1/2030	27,695,000	29,653,590
Health Facility (Adventist Health System/West)
5%, 3/1/2033	3,500,000	3,465,875
(Sutter Health)
5.35%, 8/15/2028 (Insured; MBIA)	3,780,000	3,927,344

California Housing Finance Agency:
MFHR
6.30%, 8/1/2026 (Insured; AMBAC)	7,130,000	7,373,062
Single Family Mortgage:
6.25%, 8/1/2014 (Insured; AMBAC)	435,000	445,101
6.30%, 8/1/2024	1,435,000	1,483,431
6.45%, 8/1/2025	1,690,000	1,716,770

California Pollution Control Financing Authority,
PCR:
9.941%, 6/1/2014	24,165,000	a,b	32,811,479
(Southern California Edison Co.):
2%, 3/1/2006	30,000,000		29,871,000
6.40%, 12/1/2024	12,600,000		12,674,214

California Public Works Board, LR:
(Department of Corrections, Calipatria State Prison,
Imperial County)
6.50%, 9/1/2017 (Insured; MBIA)	13,000,000		16,157,180
(Department of General Services-Capital East End
Complex):
5%, 12/1/2012 (Insured; AMBAC)	7,275,000		8,104,204
5.25%, 12/1/2019 (Insured; AMBAC)	10,000,000		10,830,200
(Various University of California Projects):
5.50%, 6/1/2014	5,000,000		5,661,600
6.375%, 10/1/2019 (Prerefunded 10/1/2004)	7,775,000	c	7,963,932

California State University, Fresno Association Inc.,
Auxiliary Organization Event Center Revenue:
6%, 7/1/2022	3,500,000		3,686,375
6%, 7/1/2026	2,500,000		2,594,700
6%, 7/1/2031	5,250,000		5,372,797

California Statewide Communities
Development Authority:
COP:
(The Internext Group)
5.375%, 4/1/2030	20,000,000		18,880,400
Revenue:
(Kaiser Permanente):
2.30%, 5/1/2007	10,000,000		9,989,100
5.50%, 11/1/2032	13,500,000		13,794,435
(Sutter Health)
5.50%, 8/15/2028	14,000,000		14,524,160
(The California Endowment):
5%, 7/1/2028	15,360,000		15,739,238
5%, 7/1/2033	16,710,000		17,098,340
5%, 7/1/2036	14,355,000		14,670,810

Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central California)
5.75%, 2/1/2031	15,000,000		15,120,600

Community Facilities District Number 2003-1
of the County of Orange (Ladera Ranch)
Series A of 2004 Special Tax Bonds:
5.60%, 8/15/2028	3,250,000	3,296,735
5.625%, 8/15/2034	3,500,000	3,556,490

Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018	10,000,000	9,696,300

Fontana, Special Tax
5.25%, 9/1/2017 (Insured; MBIA)	10,000,000	10,955,200

Fontana Public Financing Authority,
Tax Allocation Revenue
(North Fontana Redevelopment Project)
5.50%, 9/1/2032 (Insured; AMBAC)	13,800,000	14,659,464

Fremont Union High School District
5.25%, 9/1/2025 (Insured; FGIC)	11,295,000	11,775,263

Fresno, Sewer Revenue
5.25%, 9/1/2019 (Insured; AMBAC)	12,400,000	14,053,044

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed Bonds:
5%, 6/1/2043 (Insured; AMBAC)	10,000,000	10,074,000
5.50%, 6/1/2043	5,000,000	5,137,550

Kaweah Delta Health Care District, Revenue
6%, 8/1/2034	5,000,000	5,322,150

Los Angeles, GO
5%, 9/1/2016 (Insured; MBIA)	11,670,000	12,724,385

Los Angeles Harbor Department, Revenue
6%, 8/1/2012	8,900,000	9,553,260

Los Angeles Unified School District
5.75%, 7/1/2017 (Insured; MBIA)	10,135,000	12,041,698

Merced Union High School District:
Zero Coupon, 8/1/2023 (Insured; FGIC)	2,500,000		965,175
Zero Coupon, 8/1/2024 (Insured; FGIC)	2,555,000		921,767

Northern California Power Agency, Revenue
(Hydroelectric Project Number 1):
7%, 7/1/2016 (Insured; AMBAC) (Prerefunded 1/1/2016)	670,000	c	868,414
5.125%, 7/1/2023 (Insured; MBIA)	3,500,000		3,618,650
7.50%, 7/1/2023 (Insured; AMBAC) (Prerefunded 7/1/2021)	375,000	c	513,495

Oakland Unified School District
5.25%, 8/1/2024 (Insured; FGIC)	17,275,000		18,300,271

Public Utilities Commission of the City and County
of San Francisco, Clean Water Revenue:
5%, 10/1/2012 (Insured; MBIA)	23,095,000		25,811,434
5%, 10/1/2013 (Insured; MBIA)	22,195,000		24,665,082

Rancho Mirage Joint Powers Financing Authority, Revenue
(Eisenhower Medical Center)
5.625%, 7/1/2029	10,000,000		10,311,500

Sacramento County, Airport System Revenue
6%, 7/1/2017 (Insured; MBIA)	5,850,000		6,310,220

Sacramento County Sanitation District
Financing Authority, Revenue
5%, 12/1/2027 (Insured; AMBAC)	19,330,000		19,688,765

Sacramento Municipal Utility District,
Electric Revenue:
6.50%, 9/1/2013 (Insured; MBIA)	6,930,000		8,336,166
5%, 11/15/2014 (Insured; MBIA)	5,000,000		5,538,300
5.20%, 7/1/2017 (Insured; MBIA)	300,000		324,096

San Bernardino County, COP
(Capital Facilities Project)
6.875%, 8/1/2024	5,000,000		6,498,550

San Diego County Water Authority,
Water Revenue, COP
5%, 5/1/2032 (Insured; MBIA)	10,000,000		10,141,200

San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue
Zero Coupon, 1/15/2032 (Insured; MBIA)	38,690,000		8,797,332

San Jose Financing Authority, LR
(Civic Center Project)
5%, 6/1/2032 (Insured; AMBAC)	30,015,000		30,399,492

San Juan Unified School District:
Zero Coupon, 8/1/2023 (Insured; FSA)	10,030,000		3,872,282
Zero Coupon, 8/1/2024 (Insured; FSA)	10,655,000		3,844,004

Southeast Resource Recovery Facility Authority, LR:
5.25%, 12/1/2016 (Insured; AMBAC)		11,715,000		12,966,045
5.25%, 12/1/2017 (Insured; AMBAC)		6,475,000		7,139,983
5.25%, 12/1/2018 (Insured; AMBAC)		7,585,000		8,345,472

Tamalpais Union High School District
5%, 8/1/2028 (Insured; FSA)		9,900,000		10,124,829

Tustin Unified School District, Special Tax
(Senior Lien-Community Facilities District	97)
5%, 9/1/2038 (Insured; FSA)		10,000,000		10,101,800

University of California, Revenue (Multi Purpose)
5.25%, 9/1/2027 (Insured; MBIA)		31,475,000		32,553,019

Walnut Energy Center Authority, Revenue
5%, 1/1/2034 (Insured; AMBAC)		15,600,000		15,825,576

West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2014 (Insured; MBIA)		5,000,000		5,595,600
5.25%, 8/1/2015 (Insured; MBIA)		5,000,000		5,561,800

Whittier Health Facility, Revenue
(Presbyterian Intercommunity Hospital)
5.75%, 6/1/2031		10,090,000		10,458,588

U.S. Related--10.1%

Commonwealth of Puerto Rico, Public Improvement
5.50%, 7/1/2016 (Insured; MBIA)		11,830,000		13,836,486

Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue:
5.50%, 10/1/2032		10,000,000		10,810,700
5.50%, 10/1/2040		30,000,000		32,348,400

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2015		11,615,000		12,640,837

Puerto Rico Public Buildings Authority,
Government Facilities Revenue
5%, 7/1/2012		29,850,000		32,893,208

Total Long - Term Municipal Investments
(cost $947,616,188 )				990,246,814

Short-Term Municipal Investments--1.0%

California Department of Water Resources,
Power Supply Revenue, VRDN
1.34% (LOC; Bayerische Landesbank)		7,000,000	d	7,000,000

California Pollution Control Financing Authority,
PCR, VRDN (Pacific Gas and Electric)
1.35% (LOC; Banque Nationale de Paris)		2,500,000	d	2,500,000

Total Short-Term Municipal Investments
(cost $9,500,000)				9,500,000

Total Investments (cost $957,116,188)		98.3%		999,746,814

Cash and Receivables (Net)		1.7%		17,697,318

Net Assets		100.0%		1,017,444,132

Notes to Statement of Investments:
a Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, this security amounted to $32,811,479 or 3.2% of net assets.
b Inverse floater security-the interest rate is subject to change periodically.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable interest rate - subject to periodic change.
e At August 31, 2004, 25.1% of the fund's net assets are insured by MBIA.
f Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)